ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	December 31,
	2013	2014
Accounts receivable	170,347,528	300,623,051
Allowance for doubtful accounts	(2,254,797)	(4,991,223)
Accounts receivable, net	168,092,731	295,631,828

Schedule of Allowance for Doubtful Accounts

 The following table presents movement of the allowance for doubtful accounts:

	December 31,
	2012	2013	2014
Balance at the beginning of year	1,323,490	1,503,621	2,254,798
Additions	1,137,574	2,650,128	5,256,461
Write-offs	(957,443)	(1,898,952)	(2,520,036)
Balance at the end of year	1,503,621	2,254,797	4,991,223